Schedule of Term Notes by Class (Detail) (USD $)	9 Months Ended	1 Months Ended
	Sep. 30, 2012	Oct. 17, 2012 Subsequent Event Class A-1 Term Note	Oct. 17, 2012 Subsequent Event Class B-1 Term Note	Oct. 17, 2012 Subsequent Event Class C-1 Term Note	Oct. 17, 2012 Subsequent Event Class D-1 Term Note	Oct. 17, 2012 Subsequent Event Class A-2 Term Note	Oct. 17, 2012 Subsequent Event Class B-2 Term Note	Oct. 17, 2012 Subsequent Event Class C-2 Term Note	Oct. 17, 2012 Subsequent Event Class D-2 Term Note
Subsequent Event [Line Items]
Amount		$ 215,067	$ 17,807	$ 8,903	$ 8,223	$ 387,121	$ 32,053	$ 16,026	$ 14,800
Maturity		October 2043	October 2043	October 2043	October 2043	October 2045	October 2045	October 2045	October 2045
Amortization Date		October 2013	October 2013	October 2013	October 2013	October 2015	October 2015	October 2015	October 2015
Interest Rate (Yield)	1-Month LIBOR + 4%	135 bps	175 bps	325 bps	400 bps	200 bps	250 bps	400 bps	500 bps